Revenue, Other Income and Gains - Other Income and Gains (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other income and gains
Government grants	$ 1,323	$ 1,945
Finance income	227	1,808
Fair value gains on financial assets at fair value change through profit or loss		39
Rental income	8	4
Others	832
Other income and gains	$ 2,390	$ 3,796